Other intangible assets - Schedule of analysis of other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 3,431
Intangible assets other than goodwill, ending balance	3,564	£ 3,431
Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714
Intangible assets other than goodwill, ending balance	1,714	1,714
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,335
Intangible assets other than goodwill, ending balance	1,376	1,335
Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	382
Intangible assets other than goodwill, ending balance	474	382
Gas Business Enablement system
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	320
Intangible assets other than goodwill, ending balance	271	320
Intangible assets other than goodwill, in service amount	£ 271	320
Amortised period (in years)	10 years
UK General Ledger system
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 81
Intangible assets other than goodwill, ending balance	£ 82	81
Amortised period (in years)	10 years
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 5,199	5,341
Exchange adjustments	(68)	(51)
Additions	478	481
Disposals	(7)	(23)
Reclassifications	13	162
Reclassification to held for sale (note 10)	(16)	(711)
Intangible assets other than goodwill, ending balance	5,599	5,199
Gross carrying amount | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714	1,714
Exchange adjustments	0	0
Additions	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0	0
Intangible assets other than goodwill, ending balance	1,714	1,714
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	3,093	3,066
Exchange adjustments	(61)	(45)
Additions	16	17
Disposals	(7)	(23)
Reclassifications	376	598
Reclassification to held for sale (note 10)	(16)	(520)
Intangible assets other than goodwill, ending balance	3,401	3,093
Gross carrying amount | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	392	561
Exchange adjustments	(7)	(6)
Additions	462	464
Disposals	0	0
Reclassifications	(363)	(436)
Reclassification to held for sale (note 10)	0	(191)
Intangible assets other than goodwill, ending balance	484	392
Accumulated amortisation
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,768)	(1,737)
Exchange adjustments	36	23
Amortisation charge for the year	(323)	(301)
Disposals	7	23
Reclassifications	2	(161)
Reclassification to held for sale (note 10)	11	385
Intangible assets other than goodwill, ending balance	(2,035)	(1,768)
Accumulated amortisation | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0	0
Intangible assets other than goodwill, ending balance	0	0
Accumulated amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,758)	(1,727)
Exchange adjustments	36	23
Amortisation charge for the year	(323)	(301)
Disposals	7	23
Reclassifications	2	(161)
Reclassification to held for sale (note 10)	11	385
Intangible assets other than goodwill, ending balance	(2,025)	(1,758)
Accumulated amortisation | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(10)	(10)
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0	0
Intangible assets other than goodwill, ending balance	£ (10)	£ (10)